Financial Instruments - Summary of Sensitivity Analysis For Other Investments (Detail) - Other Investments - Equity Securities (FVOCI) [Member] $ in Thousands	12 Months Ended
Mar. 31, 2021 USD ($)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Annual revenue growth rate, increase in other comprehensive income	$ 424
EBITDA Margin, increase in other comprehensive income	265
Risk adjusted discount rate, decrease in other comprehensive income	(419)
Annual revenue growth rate, decrease in other comprehensive income	(414)
EBITDA Margin, decrease in other comprehensive income	(265)
Risk adjusted discount rate, increase in other comprehensive income	$ 492